DISCONTINUED OPERATIONS - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	1 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010 APPRO Loan Origination Software	Dec. 31, 2010 APPRO Loan Origination Software	Sep. 30, 2010 Direct Marketing Services Division	Apr. 30, 2010 US Consumer Information Solutions APPRO Loan Origination Software	Jul. 31, 2010 US Consumer Information Solutions Direct Marketing Services Division
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds received from sale of businesses									$ 2.5	$ 2.5	$ 181.7				$ 72.0	$ 117.0
Revenue from discontinued operations													42.1
Pretax income from discontinued operations													65.4
Gain on divestitures												12.3		14.9
Income from discontinued operations, net of tax	$ 1.8	$ 1.0	$ 2.3	$ 0.4	$ 1.9	$ 0.2	$ (0.1)	$ 0.9	$ 5.5	$ 2.9	$ 36.0